Other Current Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Current Assets
Deposits	$ 1,193	$ 1,209	$ 1,962
Prepaid expenses	592	683	102
Other receivables	39	39	1,011
Total other current assets	$ 1,824	$ 1,931	$ 3,075